Accounting policies (Details)	12 Months Ended
Dec. 31, 2024
Biodexa Pharmaceuticals PLC [member]
IfrsStatementLineItems [Line Items]
Entity	Biodexa Pharmaceuticals PLC
Summary description	Ultimate holding company
Biodexa Australia PTY Limited [member]
IfrsStatementLineItems [Line Items]
Entity	Biodexa Australia PTY Limited
Summary description	Trading company
Biodexa Limited [Member]
IfrsStatementLineItems [Line Items]
Entity	Biodexa Limited
Summary description	Trading company
Biodexa Pharmaceuticals (Wales) Limited [member]
IfrsStatementLineItems [Line Items]
Entity	Biodexa Pharmaceuticals (Wales) Limited
Summary description	Trading company
Haaland UK Limited [Member]
IfrsStatementLineItems [Line Items]
Entity	Haaland UK Limited
Summary description	Dormant – incorporated October 2022
PharMida AG [member]
IfrsStatementLineItems [Line Items]
Entity	PharMida AG
Summary description	Dormant